Material Accounting Policies - Summary of Company's Ownership Percentage in Each of Its Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2023
NXE Energy Royalty Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Location	Canada
NXE Energy SW1 Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Location	Canada
NXE Energy SW3 Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Location	Canada